Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning Balance	₪ 67,163	₪ 131,283
Cash flows	(506)	(761)
Effect of changes in fair value	2,831	(63,359)
Ending Balance	69,737	67,163
New leases	249
Loans from others [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning Balance	60,421	123,780
Cash flows
Effect of changes in fair value	2,831	(63,359)
Ending Balance	63,252	60,421
New leases
Lease liabilities [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning Balance	6,742	7,503
Cash flows	(506)	(761)
Effect of changes in fair value
Ending Balance	6,485	₪ 6,742
New leases	₪ 249